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                       SUPPLEMENT DATED JUNE 22, 2011 TO

                       PROSPECTUS DATED MAY 1, 2011 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

In the "Subaccounts" section of your variable annuity prospectus, please replace the investment objective for Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I with the following:

The fund's primary investment objective is to provide a high level of current income. Long-term capital appreciation is its secondary objective.

14620 SUPPB 06/22/11